Financial Risk Factors and Risk Management - Contractual Maturities of Derivative Financial Liabilities and Financial Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
FINANCIAL RISK FACTORS
Derivative financial liabilities	€ (849)	€ (142)
Derivative financial assets	63	50
Total of derivative financial liabilities and assets	(787)	(92)
Expiring in the following year
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	(61)	(25)
Later Than One Year [Member]
FINANCIAL RISK FACTORS
Total of derivative financial liabilities and assets	(850)	(65)
Not designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(88)	(62)
Derivative financial assets	30	41
Designated as hedging instruments | Foreign Currency
FINANCIAL RISK FACTORS
Derivative financial liabilities	(9)	(31)
Derivative financial assets	33	1
Designated as hedging instruments | Interest Rate Risk
FINANCIAL RISK FACTORS
Derivative financial liabilities	753	49
Derivative financial assets	0	7
Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(63)	(60)
Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(364)	(421)
Financial liabilities | Expiring in the following year
FINANCIAL RISK FACTORS
Derivative financial liabilities	118	76
Financial liabilities | Later Than One Year [Member]
FINANCIAL RISK FACTORS
Derivative financial liabilities	850	67
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(3,185)	(2,381)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(3,113)	(2,327)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Later Than One Year [Member] | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(13)	(12)
Financial liabilities | Not designated as hedging instruments | Foreign Currency | Later Than One Year [Member] | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	0
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(309)	(919)
Financial liabilities | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(302)	(885)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(102)	(48)
Financial liabilities | Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(1,201)	(476)
Financial assets | Expiring in the following year
FINANCIAL RISK FACTORS
Derivative financial assets	57	51
Financial assets | Later Than One Year [Member]
FINANCIAL RISK FACTORS
Derivative financial assets	0	2
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(1,713)	(2,878)
Financial assets | Not designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(1,740)	(2,923)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	(1,039)	(136)
Financial assets | Designated as hedging instruments | Foreign Currency | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	(1,069)	(137)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	(4)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Expiring in the following year | Cash inflows
FINANCIAL RISK FACTORS
Cashflow		(9)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash outflows
FINANCIAL RISK FACTORS
Cashflow	0	(4)
Financial assets | Designated as hedging instruments | Interest Rate Risk | Later Than One Year [Member] | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	0	€ (6)
Financial assets | Designated as hedging instruments | Interest Rate Risk | 2023 | Cash inflows
FINANCIAL RISK FACTORS
Cashflow	€ 0